NOTES PAYABLE - BANKS (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 SEK (kr)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Outstanding guarantees	€ 922		$ 1,097			€ 973		$ 1,195
Replacement of amount of letter of credit			500
Commercial Bank [Member] | Bank Guarantee Facility [Member]
Debt Instrument [Line Items]
Interest rate	2.50%
Unused line fee	0.75%
United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			10,000
Europe [Member]
Debt Instrument [Line Items]
Bank guarantee Amount				€ 2,000	$ 2,380
Europe [Member] | Bank Guarantee Facility [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	€ 2,500		2,975
Europe [Member] | Commercial Bank [Member]
Debt Instrument [Line Items]
Line of credit not exceed	70.00%
Line of Credit [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	€ 0		0			€ 6,432		7,902
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			0					0
Credit facility, remaining borrowing capacity			$ 3,652					4,144
Line of Credit [Member] | United States [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate	3.00%
Interest rate	3.10%
Line of Credit [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Percentage of collateral	95.00%	95.00%	95.00%
Line of Credit [Member] | Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	85.00%	85.00%	85.00%
Line of Credit [Member] | Unbilled Accounts Receivable [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility			$ 500
Line of Credit [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	80.00%	80.00%	80.00%
Line of Credit Europe [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	€ 12,000		$ 14,280
Debt instrument, interest rate basis points above reference rate	4.80%
Unused line fee	0.75%
Line of Credit Europe [Member] | Europe [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate	4.80%
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		kr 4,000	$ 470
Debt instrument, effective interest rate	2.80%	2.80%	2.80%
Line of Credit Ten [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | kr		kr 1,753					kr 1,648
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			$ 206					$ 202